Prepayments, Other Receivables and Other Assets as Restated - Summary of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
VAT recoverable	$ 4,080	$ 3,542
Prepayments	1,068	431
Prepayments Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Interest receivable	230	80
Other receivables	837	264
Income tax refund	4,712	4,712
VAT recoverable	2,264	1,941
Prepayments	5,715	3,455
Total	$ 13,758	$ 10,452